Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes
15. Income Taxes
As a REIT, we generally will not be subject to federal income tax on taxable income that we distribute to our stockholders. We have elected to treat certain of our consolidated subsidiaries as taxable REIT subsidiaries, or TRS, pursuant to the Code. TRS may participate in services that would otherwise be considered impermissible for REITs and are subject to federal and state income tax at regular corporate tax rates.
The components of
 income tax benefit or expense for the three months ended March 31, 2021 and 2020 were as follows:

	Three Months Ended March 31,
	2021	2020
Federal deferred	$(1,124,000)	$(271,000)
State deferred	(366,000)	(93,000)
Federal current	—	—
State current	—	—
Valuation allowance	1,490,000	364,000

Total income tax (benefit) expense	$—	$—

Current Income Tax
Federal and state income taxes are generally a function of the level of income recognized by our TRS.
Deferred Taxes
Deferred income tax is generally a function of the period’s temporary differences (primarily basis differences between tax and financial reporting for real estate assets and equity investments) and generation of tax net operating losses that may be realized in future periods depending on sufficient taxable income.
We recognize the financial statement effects of an uncertain tax position when it is more likely than not, based on the technical merits of the tax position, that such a position will be sustained upon examination by the relevant tax authorities. If the tax benefit meets the “more likely than not” threshold, the measurement of the tax benefit will be based on our estimate of the ultimate tax benefit to be sustained if audited by the taxing authority. As of both March 31, 2021 and December 31, 2020, we did not have any tax benefits or liabilities for uncertain tax positions that we believe should be recognized in our accompanying condensed consolidated financial statements.

We assess the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A valuation allowance is established if we believe it is more likely than not that all or a portion of the deferred tax assets are not realizable. As of both March 31, 2021 and December 31, 2020, our valuation allowance fully reserves the net deferred tax asset due to inherent uncertainty of future income. We will continue to monitor industry and economic conditions, and our ability to generate taxable income based on our business plan and available tax planning strategies, which would allow us to utilize the tax benefits of the net deferred tax assets and thereby allow us to reverse all, or a portion of, our valuation allowance in the future.

15. Income Taxes
As a REIT, we generally will not be subject to federal income tax on taxable income that we distribute to our stockholders. We have elected to treat certain of our consolidated subsidiaries as TRS, pursuant to the Code. TRS may participate in services that would otherwise be considered impermissible for REITs and are subject to federal and state income tax at regular corporate tax rates.

On March 27, 2020, the
 federal government passed the CARES Act which contains economic stimulus provisions, including the temporary removal of limitations on the deductibility of net operating losses, or NOL, modifications to the carryback periods of NOL, modifications to the business interest deduction limitations and technical corrections to the tax depreciation recovery period for qualified improvement property. Accordingly, tax law changes within the CARES Act may impact income taxes accrued, deferred tax assets or liabilities and the associated valuation allowances included in our consolidated financial statements, if any. We do not anticipate that tax law changes in the CARES Act will materially impact the computation of our taxable income, including our TRS. We also do not expect that we will realize a material tax benefit as a result of the changes to the provisions of the Code made by the CARES Act. We will continue to evaluate the tax impact of the CARES Act and any guidance provided by the United States Treasury Department, the IRS and other state and local regulatory authorities to our consolidated financial statements.
The components of income tax benefit or expense for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Years Ended December 31,
	2020	2019	2018
Federal deferred	$(3,336,000)	$(1,087,000)	$(2,593,000)
State deferred	(1,097,000)	(100,000)	(675,000)
Federal current	—	—	—
State current	—	(8,000)	8,000
Valuation allowance	4,433,000	1,187,000	3,268,000

Total income tax (benefit) expense	$—	$(8,000)	$8,000

Current Income Tax
Federal and state income taxes are generally a function of the level of income recognized by our TRS.
Deferred Taxes
Deferred income tax is generally a function of the period’s temporary differences (primarily basis differences between tax and financial reporting for real estate assets and equity investments) and generation of tax NOL that may be realized in future periods depending on sufficient taxable income.
We recognize the financial statement effects of an uncertain tax position when it is more likely than not, based on the technical merits of the tax position, that such a position will be sustained upon examination by the relevant tax authorities. If the tax benefit meets the “more likely than not” threshold, the measurement of the tax benefit will be based on our estimate of the ultimate tax benefit to be sustained if audited by the taxing authority. As of both December 31, 2020 and 2019, we did not have any tax benefits or liabilities for uncertain tax positions that we believe should be recognized in our accompanying consolidated financial statements.
We assess the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A valuation allowance is established if we believe it is more likely than not that all or a portion of the deferred tax assets are not realizable. As of both December 31, 2020 and 2019, our valuation allowance fully reserves the net deferred tax asset due to inherent uncertainty of future income. We will continue to monitor industry and economic conditions, and our ability to generate taxable income based on our business plan and available tax planning strategies, which would allow us to utilize the tax benefits of the net deferred tax assets and thereby allow us to reverse all, or a portion of, our valuation allowance in the future.
Any increases or decreases to the deferred income tax assets or liabilities are reflected in income tax benefit or expense in our accompanying consolidated statements of operations. The components of deferred tax assets as of December 31, 2020 and 2019 was as follows:

	Years Ended December 31,
	2020	2019
Deferred income tax assets:

Fixed assets and intangibles	$3,982,000	$2,455,000
Expense accruals and other	1,076,000	620,000
Net operating loss	4,306,000	1,856,000
Valuation allowances	(9,364,000)	(4,931,000)

Total deferred income tax assets	$—	$—

At December 31, 2020 and 2019, we had a NOL carryforward of

$
16,158,000
and $
7,179,000
,
respectively, related to our TRS. These amounts can be used to offset future taxable income, if any. The NOL carryforwards that were incurred before January 1, 2018 begin to expire in 2037 with respect to the TRS. The NOL carryforwards incurred after December 31, 2017 will be carried forward indefinitely.

Tax Treatment of Distributions
For federal income tax purposes,
 distributions to stockholders are characterized as ordinary income, capital gain distributions or nontaxable distributions. Nontaxable distributions will reduce United States stockholders’ basis (but not below zero) in their shares.
The income tax treatment for distributions reportable for the years ended December 31, 2020, 2019 and 2018 was as follows:

	Years Ended December 31,
	2020		2019		2018
Ordinary income	$5,479,000	14.5%	$10,099,000	21.8%	$11,909,000	37.7%
Capital gain	—	—	—	—	—	—
Return of capital	32,193,000	85.5	36,317,000	78.2	19,673,000	62.3
	$37,672,000	100%	$46,416,000	100%	$31,582,000	100%

Amounts listed above do not include distributions paid on nonvested shares of our restricted common stock which
have been separately reported.